UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment |_|; Amendment Number: ______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 120 Office Park Way
         Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:


  JEFFREY D. BRADLEY              Pittsford, NY                 5/13/2008
---------------------------       -------------         ------------------------
         (Signature)              (City, State)                  (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      67
Form 13F Information Table Value Total:      $376,962
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                TITLE OF                        VALUE    SHARES/ SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER               CLASS             CUSIP       (x$1000)  PRN AMT PRN CALL  DSCRETN  MANAGERS   SOLE  SHARED   NONE
-----------------------         --------         ---------     --------  ------- --- ----  ------- ---------  -----  ------- -------
APPLE INC                       COM              037833 10 0   $   380     2,650           OTHER              2,650               --
BAKER HUGHES INC                COM              057224 10 7   $   300     4,375           OTHER              4,375               --
BANK OF AMERICA CORPORATION     COM              060505 10 4   $ 6,443   169,959           OTHER              3,369          166,590
BROWN & BROWN INC               COM              115236 10 1   $   202    11,640           OTHER                 --           11,640
CVS CAREMARK CORPORATION        COM              126650 10 0   $   436    10,758           OTHER             10,758               --
CISCO SYS INC                   COM              17275R 10 2   $   316    13,115           OTHER             13,115               --
DIAMONDS TR                     UNIT SER 1       252787 10 6   $ 6,582    53,775           SOLE              53,775               --
DYNEGY INC DEL                  CL A             26817G 10 2   $   383    48,536           OTHER             48,536               --
EXELON CORP                     COM              30161N 10 1   $   441     5,422           OTHER              5,422               --
EXXON MOBIL CORP                COM              30231g 10 2   $   600     7,099           OTHER              7,099               --
ANAREN INC                      COM              32744 10 4    $   128    10,100           OTHER             10,100               --
FIRST NIAGARA FINL GP INC       COM              33582V 10 8   $ 1,447   106,493           OTHER                 30          106,463
ANHEUSER BUSCH COS INC          COM              35229 10 3    $   892    18,792           OTHER              6,001           12,791
GENERAL ELECTRIC CO             COM              369604 10 3   $   482    13,015           OTHER             13,015               --
HARRIS INTERACTIVE INC          COM              414549 10 5   $    91    33,204           OTHER                 --           33,204
HOME PROPERTIES INC             COM              437306 10 3   $   413     8,600           OTHER              8,600               --
ITT CORP NEW                    COM              450911 10 2   $   325     6,266           OTHER              6,266               --
INTERNATIONAL BUSINESS MACHS    COM              459200 10 1   $   659     5,722           OTHER              5,722               --
ISHARES TR                      US TIPS BD FD    464287 17 6   $ 3,557    32,365           SOLE              30,390            1,975
ISHARES TR                      S&P 500 INDEX    464287 20 0   $27,079   204,786           SOLE             201,761            3,025
ISHARES TR                      MSCI EMERG MKT   464287 23 4   $ 1,115     8,300           SOLE               8,300               --
ISHARES TR                      S&P 500 GRW      464287 30 9   $ 8,564   136,594           SOLE             134,231            2,364
ISHARES TR                      S&P 500 VALUE    464287 40 8   $ 8,687   125,465           SOLE             121,090            4,375
ISHARES TR                      20+ YR TRS BD    464287 43 2   $   980    10,225           SOLE               8,925            1,300
ISHARES TR                      1-3 YR TRS BD    464287 45 7   $   514     6,100           SOLE               4,800            1,300
ISHARES TR                      MSCI EAFE IDX    464287 46 5   $32,109   446,581           SOLE             435,006           11,575
ISHARES TR                      S&P MIDCAP 400   464287 50 7   $44,964   578,389           SOLE             562,614           15,775
ISHARES TR                      S&P MC 400 GRW   464287 60 6   $12,277   150,617           SOLE             146,742            3,875
ISHARES TR                      RUSSELL 1000     464287 62 2   $ 2,660    36,950           SOLE              36,950               --
ISHARES TR                      RUSL 2000 VALU   464287 63 0   $   369     5,625           SOLE               5,625               --
ISHARES TR                      S&P MIDCP VALU   464287 70 5   $12,042   164,891           SOLE             160,266            4,625
ISHARES TR                      S&P SMLCAP 600   464287 80 4   $35,196   587,290           SOLE             567,240           20,050
ISHARES TR                      S&P SMLCP VALU   464287 87 9   $ 7,424   113,442           SOLE             108,817            4,625
ISHARES TR                      S&P SMLCP GROW   464287 88 7   $11,102    89,796           SOLE              87,671            2,125
ISHARES TR                      LEHMAN INTER G   464288 61 2   $   720     6,850           SOLE               6,850               --
ISHARES TR                      LEHMAN 1-3 YR    464288 64 6   $   461     4,475           SOLE               4,475               --
ISHARES TR                      RSSL MCRCP IDX   464288 86 9   $   791    16,980           SOLE              16,980               --
JP MORGAN CHASE & CO            COM              46625h 10 0   $   582    13,542           OTHER             13,542               --
JOHNSON & JOHNSON               COM              478160 10 4   $   278     4,290           OTHER              4,290               --
M&T BK CORP                     COM              55261f 10 4   $   270     3,350           OTHER              3,350               --
MICROSOFT CORP                  COM              594918 10 4   $   307    10,830           OTHER             10,830               --
MIDCAP SPDR TR                  UNIT SER 1       595635 10 3   $   591     4,185           SOLE               4,185               --
MIRANT CORP NEW                 COM              60467R 10 0   $   223     6,120           OTHER              6,120               --
MONSANTO CO NEW                 COM              61166W 10 1   $   229     2,050           OTHER              2,050               --
NVIDIA CORP                     COM              67066G 10 4   $   213    10,787           OTHER             10,787               --
PAETEC HOLDING CORP             COM              695459 10 7   $   185    27,722           OTHER             27,722               --
PAYCHEX INC                     COM              704326 10 7   $ 3,703   108,092           OTHER            108,092               --
PEPSICO INC                     COM              713448 10 8   $   549     7,606           OTHER              7,606               --
PHOENIX FOOTWEAR GROUP INC      COM              71903M 10 0   $ 1,471   786,600           OTHER                 --          786,600
PRAXAIR INC                     COM              74005P 10 4   $   310     4,425           OTHER              4,425               --
RAYTHEON CO                     COM NEW          755111 50 7   $   251     3,880           OTHER              3,880               --
RYDEX ETF TRUST                 S&P 500 PUR VAL  78355W 30 4   $   921    33,325           SOLE              32,475              850
SPDR TR                         UNIT SER 1       78462f 10 3   $93,707   710,063           SOLE             694,387           15,676
SPDR INDEX SHS FDS              DJWS INTL REAL   78463X 86 3   $ 7,301   138,140           SOLE             136,740            1,400
SPDR INDEX SHS FDS              S&P INTL SMLCP   78463X 87 1   $   485    15,135           SOLE              15,135               --
SPDR SERIES TRUST               DJWS REIT ETF    78464A 60 7   $21,129   301,796           SOLE             297,471            4,325
SAFEGUARD SCIENTIFICS INC       COM              786449 10 8   $    22    15,000           OTHER             15,000               --
SCHLUMBERGER LTD                COM              806857 10 8   $   548     6,301           OTHER              6,301               --
UNITED TECHNOLOGIES CORP        COM              913017 10 9   $   348     5,056           OTHER              5,056               --
VANGUARD BD INDEX FD INC        TOTAL BND MRKT   921937 83 5   $ 5,505    70,445           SOLE              68,395            2,050
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF      922042 85 8   $   810     8,610           SOLE               8,160              450
VANGUARD INDEX FDS              REIT ETF         922908 55 3   $ 3,654    58,565           SOLE              58,565               --
VANGUARD INDEX FDS              MID CAP ETF      922908 62 9   $   607     8,950           SOLE               8,950               --
VANGUARD INDEX FDS              LARGE CAP ETF    922908 63 7   $   524     8,800           SOLE               8,800               --
VANGUARD INDEX FDS              SMALL CP ETF     922908 75 1   $   250     4,050           SOLE               4,050               --
VANGUARD INDEX FDS              STK MRK ETF      922908 76 9   $   426     3,250           SOLE               3,250               --
WILLIAMS COS INC DEL            COM              969457 10 0   $   435    13,200           OTHER             13,200               --